NOTE 17 - Related Parties Transactions: Schedule of Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Related party transactions

Related party transactions:

For the year ended December,	2025	2024
Compensation for key management personnel of the Company:
CEO Management fees	576	532
Chairman management fees	420	429
CFO Management fees	210	54
Directors management fees	215	128
Share-based payment to CFO	4	1
Other related party transactions:
Accrued interest to a close member of the chairman (*)	107	4
Accrued interest to the CFO (*)	29	2
Issuance of units of securities to directors (**)	-	50
Issuance of shares to directors (***)	11	142
Share-based payments to directors (****)	39	21